Financial instruments and financial risk management (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of risk management strategy related to hedge accounting [line items]
Summary of financial instruments

	Year ended June 30, 2020
		No category	Category in		Fair value
	Carrying	in accordance	accordance		hierarchy
(in € thousands)	amount	with IFRS 9	with IFRS 9	Fair value	level
Financial assets
Current financial assets
Trade and other receivables	4,815	—	Amortized cost	—	—
Cash and cash equivalents	9,367	—	Amortized cost	—	—
Other assets	18,950	8,886
thereof deposits	1,805	—	Amortized cost	—	—
thereof other financial assets	8,259	—	Amortized cost	—	—
Financial liabilities
Non-current financial liabilities
Shareholder Loans	191,194	—	Amortized cost	192,338	Level 2
Lease liabilities	13,928	13,928	N/A	—	—
Other liabilities	5,905	—	Amortized cost	—	—
Current financial liabilities
Liabilities to banks	10,000	—	Amortized cost	—	—
Lease liabilities	5,787	5,787	N/A	—	—
Trade and other payables	36,158	—	Amortized cost	—	—
Other liabilities	46,128	30,968
thereof other financial liabilities	15,160	—	Amortized cost	—	—

Financial instruments as of June 30, 2021 is as follows:

	Year ended June 30, 2021
		No category	Category in		Fair value
	Carrying	in accordance	accordance	Fair	hierarchy
(in € thousands)	amount	with IFRS 9	with IFRS 9	value	level
Financial assets
Current financial assets
Trade and other receivables	5,030	—	Amortized cost	—	—
Cash and cash equivalents	76,760	—	Amortized cost	—	—
Other assets	14,667	10,864
thereof deposits	991	—	Amortized cost	—	—
thereof other financial assets	2,812	—	Amortized cost	—	—
Financial liabilities
Non-current financial liabilities
Lease liabilities	8,786	8,786	N/A	—	—
Current financial liabilities
Lease liabilities	5,361	5,361	N/A	—	—
Trade and other payables	44,210	—	Amortized cost	—	—
Other liabilities	50,227	40,596
thereof other financial liabilities	9,631	—	Amortized cost	—	—

Summary of carrying amounts of financial instruments

	Year ended June 30,
	2020	2021
	Carrying	Carrying
(in € thousands)	amount	amount
Financial assets measured at Amortized cost (AC)	24,246	85,592
Financial liabilities measured at Amortized cost (AC)	245,545	53,842

Summary of foreign exchange reserves affecting other comprehensive income

(in € thousands)	July 1, 2020	Additions	Reclassification	June 30, 2021
OCI 1	—	2,586	(2,586)	—
OCI 2	—	(809)	809	—

Schedule of net gains and losses on financial instruments

	Year ended June 30,
(in € thousands)	2020	2021
Financial liabilities measured at Amortized cost (AC)	(12,988)	7,900
Financial assets and financial liabilities measured at fair value through profit or loss (FVPL)	2	—

Schedule of maturities of financial liabilities

Maturity analysis of financial liabilities as of June 30, 2020:

	Year ended June 30, 2020
					Carrying
in € thousands	<1 year	1 – 5 years	> 5 years	Total	amount
Shareholder Loans	—	—	252,045	252,045	191,194
Trade and other payables	36,158	—	—	36,158	36,158
Other liabilities	46,128	5,905	—	52,033	52,033
Liabilities to banks	10,000	—	—	10,000	10,000
Lease liabilities	6,517	14,866	—	21,383	19,715
Total	98,803	20,771	252,045	371,619	309,100

Maturity analysis of financial liabilities as of June 30, 2021:

	Year ended June 30, 2021
					Carrying
in € thousands	<1 year	1 – 5 years	> 5 years	Total	amount
Trade and other payables	44,210	—	—	44,210	44,210
Other liabilities	50,227	—	—	50,227	50,227
Lease liabilities	5,733	9,151	—	14,884	14,147
Total	99,515	9,151	—	108,666	107,929

Summary of carrying amounts of cash and cash equivalents by ratings

	Year ended June 30,
in € thousands	2020	2021
Rating Class 1	8,416	75,958
Rating Class 2	880	752
Rating Class 3	71	49

Schedule of movements in credit loss allowance for trade and other receivables

	Year ended June 30,
in € thousands	2020	2021
Beginning of fiscal year	46	46
Decrease loss allowance during the period	—	(46)
Write-offs	—	—
End of fiscal year	46	—

Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Schedule of sensitivity to changes in Euro exchange rates

	Year ended June 30,
	2020		2021
	€ appreciation	€ depreciation	€ appreciation	€ depreciation
in € thousands	+10%	-10%	+10%	-10%
€ Sensitivity	16,678	(20,414)	(1,128)	1,379